CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS - Narative (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Tenant receivables:
Straight-line rent	$ 2,915,852	$ 2,231,966	$ 995,822
Tenant rent	76	312,171	27,460
Tenant reimbursements	1,065,650	1,019,355	239,813
Tenant other	164,761	95,622	0
Total	4,146,339	3,659,114	1,263,095
Accounts payable, accrued and other liabilities:
Accounts payable	470,188	227,793	244,430
Accrued expenses	1,612,897	1,421,197	568,881
Accrued dividends	896,291	749,170	2,427
Accrued interest payable	429,256	445,481	186,841
Unearned rent	749,865	827,338	548,266
Deferred commission payable	1,350	1,650
Tenant improvement obligation	104,385	3,492,084	858,389
Total	$ 4,264,232	$ 7,164,713	$ 2,411,484